Net revenue (Tables)	12 Months Ended
Dec. 31, 2017
Net revenue
Schedule of composition of net revenue
	2017	(Revised) 2016	(Revised) 2015
Gross revenue	2,709,236	2,193,867	2,072,439
Taxes on sales and returns	(259,752)	(229,026)	(207,256)

Net revenue	2,449,484	1,964,841	1,865,183

Schedule of revenue by destination

	2017	(Revised) 2016	(Revised) 2015
Brazil	721,640	560,878	534,141
Peru	696,527	573,884	584,450
United States	158,060	156,634	99,884
Luxembourg	130,723	100,631	98,159
Switzerland	108,798	59,873	135,450
Argentina	79,463	45,050	14,904
Japan	69,565	36,005	32,994
Singapore	60,857	42,666	72,514
Colombia	47,734	39,137	42,007
Chile	38,101	67,546	52,865
Austria	37,270	22,982	18,731
Turkey	35,522	19,498	23,265
Germany	23,154	42,560	22,348
China	18,172	12,838	639
Italy	15,799	3,608	1,399
Korea	7,064	66,887	51,181
Other	201,035	114,164	80,252

	2,449,484	1,964,841	1,865,183

Schedule of revenue by currency
	2017	(Revised) 2016	(Revised) 2015
US Dollar	1,729,234	1,414,992	1,334,878
Real	717,032	547,537	529,218
Other	3,218	2,312	1,087

	2,449,484	1,964,841	1,865,183